SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

June 30, 2021 (Unaudited)
Shares		Value
Common Stocks — 94.45%
Brazil — 3.77%
171,700	Banco do Brasil SA	$1,108,811
107,000	Hypera SA	738,962
123,487	Sul America SA	860,521
		2,708,294
Chile — 2.11%
44,643	Antofagasta Plc	887,763
13,603	Inversiones La Construccion SA	63,350
127,915	SACI Falabella	569,372
		1,520,485
China — 23.98%
16,800	Alibaba Group Holding Ltd., ADR*	3,809,904
5,700	Baidu, Inc., ADR*	1,162,230
562,000	Chinasoft International Ltd.	1,022,208
556,000	CSPC Pharmaceutical Group Ltd.	803,116
5,500	Daqo New Energy Corp., ADR*	357,610
84,200	Gree Electric Appliances, Inc. of Zhuhai, Class A	678,502
534,500	KWG Group Holdings Ltd.	714,834
949,000	Lee & Man Paper Manufacturing Ltd.	722,316
141,797	Longshine Technology Group Co. Ltd., Class A	368,861
4,400	NetEase, Inc., ADR	507,100
611,000	Nexteer Automotive Group Ltd.	849,084
532,893	Ping An Bank Co. Ltd., Class A	1,865,144
213,999	Ping An Insurance Group Co. of China Ltd., Series H	2,091,925
329,000	Shimao Property Holdings Ltd.	805,953
136,794	Sieyuan Electric Co. Ltd., Class A	651,426
120,000	SITC International Holdings Co. Ltd.	501,473
324,000	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	339,137
		17,250,823
Greece — 0.61%
343,782	Alpha Bank AE*	439,982

Hong Kong — 2.60%
2,125,000	Pacific Basin Shipping Ltd.*	856,146
248,000	Xinyi Glass Holdings Ltd.	1,010,464
		1,866,610
Hungary — 1.82%
70,526	MOL Hungarian Oil & Gas Plc*	561,184
13,940	OTP Bank Plc*	750,414
		1,311,598
India — 8.37%
202,209	Apollo Tyres Ltd.*	613,386

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
88,431	Axis Bank Ltd.*	$892,549
205,444	Hindalco Industries Ltd.	1,031,268
221,947	Indiabulls Housing Finance Ltd.	781,320
87,269	KEC International Ltd.*	532,088
57,856	Mahindra & Mahindra Ltd.	606,584
237,739	Redington India Ltd.*	856,476
39,043	Shriram Transport Finance Co. Ltd.	707,224
		6,020,895
Indonesia — 0.73%
1,648,000	Bank Negara Indonesia Persero Tbk PT	527,291

Korea — 17.00%
4,032	Com2uSCorp	442,999
15,433	DB Insurance Co. Ltd.	751,538
5,859	E-MART, Inc.	831,690
23,700	Fila Holdings Corp.	1,224,532
28,364	Hana Financial Group, Inc.	1,162,397
5,220	Hyundai Motor Co.	1,110,717
11,632	LG Corp.	1,058,278
6,887	Mando Corp.	407,197
53,224	Samsung Electronics Co. Ltd.	3,810,101
7,768	SK Hynix, Inc.	876,764
3,926	SKC Co. Ltd.	553,275
		12,229,488
Mexico — 3.71%
99,700	Cemex SAB de CV, ADR*	837,480
778,914	Gentera SAB de CV*	457,173
347,000	PLA Administradora Industrial S de RL de CV, REIT	527,098
143,000	Regional SAB de CV	847,426
		2,669,177
Pakistan — 0.92%
850,072	Habib Bank Ltd.	660,190

Peru — 0.40%
2,400	Credicorp Ltd.*	290,664

Philippines — 0.87%
258,590	Security Bank Corp.	624,705

Russia — 5.20%
8,338	LUKOIL PJSC, ADR	773,870
2,063,200	Sistema PJSFC	894,555
907,790	United Co. RUSAL International PJSC*	618,752

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
324,300	VEON Ltd., ADR*	$593,469
24,535	X5 Retail Group NV, GDR	860,813
		3,741,459
South Africa — 7.31%
967,645	Growthpoint Properties Ltd.	1,009,527
254,645	Imperial Logistics Ltd.	845,065
1,727,021	KAP Industrial Holdings Ltd.*	500,013
36,415	Mr Price Group Ltd.	534,748
139,155	MTN Group Ltd.*	1,005,338
6,469	Naspers Ltd., N Shares	1,363,969
		5,258,660
Taiwan — 9.28%
74,498	Chailease Holding Co. Ltd.	541,219
89,979	Innodisk Corp.	614,979
41,000	Lotes Co. Ltd.	858,788
25,000	MediaTek, Inc.	862,156
37,000	Merida Industry Co. Ltd.	415,430
211,000	Primax Electronics Ltd.	431,529
137,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,950,710
		6,674,811
Thailand — 0.70%
1,509,500	Krung Thai Bank Public Co. Ltd., FOR	504,798

Turkey — 0.58%
196,915	KOC Holding AS	414,657

United Arab Emirates — 0.90%
620,614	Aldar Properties PJSC	645,667

United States — 1.32%
465,000	Samsonite International SA*,(a)	950,847

Vietnam — 2.27%
374,081	Hoa Phat Group JSC	838,393
154,900	Vinhomes JSC*,(a)	794,092
		1,632,485
Total Common Stocks		67,943,586
(Cost $58,072,438)
Preferred Stocks — 3.21%
Brazil — 2.89%
99,900	Centrais Eletricas Brasileiras SA, Class B	869,089
204,500	Petroleo Brasileiro SA	1,210,027
		2,079,116

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Colombia — 0.32%
31,748	Banco Davivienda SA	$232,971

Total Preferred Stocks		2,312,087
(Cost $1,873,260)
Investment Company — 2.26%
1,623,064	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	1,623,064
Total Investment Company		1,623,064
(Cost $1,623,064)
Total Investments		$71,878,737
(Cost $61,568,762) — 99.92%
Other assets in excess of liabilities — 0.08%		56,692
NET ASSETS — 100.00%		$71,935,429

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
FOR - Foreign Ownership Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

June 30, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	22.47%
Information Technology	18.79%
Consumer Discretionary	18.26%
Industrials	9.32%
Materials	7.63%
Real Estate	6.25%
Communication Services	5.70%
Energy	3.54%
Consumer Staples	2.35%
Health Care	2.14%
Utilities	1.21%
Other*	2.34%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.